Audit Information	12 Months Ended
Oct. 31, 2025
Auditor [Table]
Auditor Name	Audit Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Jiuzi Holdings, Inc. (the “Company”) as of October 31, 2025 and 2024, the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows for the three years in the period ended October 31, 2025, and the related notes to the consolidated financial statements and schedule (collectively, the financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial positions of the Company as of October 31, 2025 and 2024, and the result of its operations and its cash flows for the three years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.